UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

                 DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                            (THE CATHOLIC FUNDS LOGO)
                         GIVING VOICE TO CATHOLIC VALUES

                            THE CATHOLIC EQUITY FUND

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2005

                               The Catholic Funds
                                        1-877-222-2402

                      THANK YOU FOR CALLING THE CATHOLIC FUNDS.
                   PLEASE SELECT FROM THE FOLLOWING SEVEN CHOICES:

  o  FOR FUND PRICES -------------------------------                PRESS 1

  o  TO WORK WITH FUNDS YOU OWN --------------------                PRESS 2

  o  TO ORDER DUPLICATE ACCOUNT
     STATEMENTS OR CHECKBOOKS ----------------------                PRESS 3

  o  FOR FUND OBJECTIVES, FUND LITERATURE
     AND WATCHLIST INFORMATION ---------------------                PRESS 4

  o  FOR MAILING, WIRING AND
     INTERNET INFORMATION --------------------------                PRESS 5

  o  FOR YEAR-END ACCOUNT INFORMATION --------------                PRESS 6

  o  TO RETURN TO THE MAIN OR PREVIOUS MENU --------                PRESS *

  o  IF AT ANY TIME DURING THIS CALL YOU
     WOULD LIKE TO SPEAK TO A CUSTOMER
     SERVICE REPRESENTATIVE ------------------------                PRESS 0

      2     Letter to Shareholders

      3     The Catholic Equity Fund

      6     Allocation of Portfolio Assets

      7     Schedule of Investments

      17    Schedule of Futures Contracts

      18    Statement of Assets & Liabilities

      19    Statement of Operations

      20    Statements of Changes in Net Assets

      21    Financial Highlights

      24    Notes to Financial Statements

      30    Report of Independent Registered Public Accounting Firm

      31    Directors and Officers

 Letter to Shareholders

Dear Shareholder:

The following pages provide financial and investment information for the 12-month period that ended September 30, 2005. In this letter, we would like to report on how your investment has put your Catholic values into action.

DIALOGUE AND RESOLUTIONS

In the 2004-05 advocacy year, we addressed two main issues.

TREATMENT OF WORKERS -- In collaboration with Catholic religious orders and other faith-based investment institutions, we encouraged fourteen companies to improve the treatment of workers employed by them or by their suppliers, particularly those in developing countries. With eight of the companies, the encouragement took the form of first dialogue and then a resolution to be voted on at the annual shareholder meeting. With the other six companies, dialogue was sufficiently promising that the group decided that no resolution was necessary at this time. The companies were Alcoa, Apple Computer, Caterpillar, Chevron Texaco, Costco, Delphi, General Electric, General Motors, Monsanto, Newmont Mining, Occidental Petroleum, Sears, TJX, and Wal-Mart.

EXCESSIVE CEO COMPENSATION -- With fourteen other companies, we addressed the issue of whether their CEO compensation was excessive, particularly in comparison with the pay of non-managerial workers. We had dialogue with them and then filed resolutions. Other faith-based institutions joined us in these efforts. The companies were Black & Decker, Cendant, Citigroup, International Paper, J.P. Morgan, Kohl's Corporation, Lehman Brothers, Lockheed Martin, Marsh & McLennan, Merrill Lynch, Morgan Stanley, Time Warner, United Technologies, and Wells Fargo.

PROXY VOTING

Throughout the year, we voted on all the issues that came before the annual shareholder meetings of the nearly 500 companies in the portfolio of the Catholic Equity Fund. We voted in accordance with voting guidelines that we developed with an eye to Catholic values.

ADDITIONAL INFORMATION

We encourage you to take a look at our website--www.catholicfunds.com. You will find complete information about our dialogue and resolution efforts, as well as a summary of our proxy voting guidelines.

Thank you for your continued trust and investment.

/s/Daniel J. Steininger                         /s/Theodore F. Zimmer
Daniel J. Steininger                            Theodore F. Zimmer
Chairman, The Catholic Funds                    President, The Catholic Funds

The Catholic Church has not sponsored or endorsed the Catholic Equity Fund nor approved or disapproved of the Fund as an investment.

The Catholic Funds are distributed through Catholic Financial Services Corporation, 1100 W. Wells Street, Milwaukee, WI.

As of 9/30/05 the Fund held the following weightings: Alcoa (0.19%), Apple Computer (0.39%), Caterpillar (0.35%), Chevron Texaco (1.29%), Costco (0.18%), Delphi (0.01%), General Electric (3.16%), General Motors (0.15%), Monsanto (0.15%), Newmont Mining (0.18%), Occidental Petroleum (0.31%), Sears (0.11%), TJX (0.09%), Wal-Mart (0.97%), Black & Decker (0.19%), Cendant (0.19%),
Citigroup (2.08%), International Paper (0.13%), J.P. Morgan (1.06%), Kohl's Corporation (0.15%), Lehman Brothers (0.28%), Lockheed Martin (0.19%), Marsh & McLennan (0.14%), Merrill Lynch (0.51%), Morgan Stanley (0.52%), Time Warner (0.75%), United Technologies (0.47%), and Wells Fargo (0.87%). These holdings are subject to change without notice.

 The Catholic Equity Fund

MANAGEMENT:

Mellon Equity Associates, subadvisor to the Catholic Equity Fund, is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It advises passive and active accounts for institutional and individual clients since 1983. Today, Mellon manages over $20.4 billion in assets for 88 clients.

The portfolio manger, Thomas Durante joined Mellon Equity Associates in January 2000. In addition to the Catholic Equity Fund, Tom manages several index accounts at Mellon Equity. Tom is a Chartered Financial Analyst and has earned a BS in accounting from Fairfield University in 1982.

MARKET COMMENTARY

For the twelve months ended September 30, 2005, the Catholic Equity Fund ("Fund") produced a total return of 12.07% (Class A without sales load), compared to a return of the S&P500 Composite Stock Price Index ("Index") of 12.25%. The primary differences between the Fund's performance and the Index's return were expenses and the net effect of the sampling strategy to compensate for the securities excluded due to the sanctity of life screen. The Fund had a solid gain for the year ended September 30, 2005, as it rose sharply during the last quarter of 2004 as terrorism worries subsided and oil prices retreated. It pulled back during the spring as oil prices resumed their price rise, but the market rebounded in the past few months as corporate profits remained strong. The recent strength in the equity market reflected the growing global economy that has boosted strong corporate earnings. In addition to the sizable gains in earnings at energy companies, many technology companies reported healthy earnings. Low long-term interest rates and a strengthening labor market are accompanying the consistent growth in the economy.

The industries that provided the greatest contribution to return were energy reserves, electric utilities and medical providers. Energy companies posted strong returns due to the rising demand for their products and limited supplies. There is an increase in demand from developing countries such as China and India as well as greater demand due to the strong U.S. economy. Oil supply has been limited due to political unrest as well as the natural disasters that hit the gulf coast. Utilities also benefited from the strong U.S. economy. These companies are in favor with investors because of their growing cash flows and high dividends. HMOs also rose as their enrollment increased due to the increase in hiring by U.S. companies. Industries that detracted from the Fund's performance were motor vehicle, leisure goods and department stores. The motor vehicle companies had a difficult period as vehicle sales slowed and costs remained high relative to foreign competitors. Some companies that are sensitive to consumer spending detracted from the Fund's performance as worries arose over declining disposable income due to the steep rise in energy prices.

During the twelve months ended September 30, 2005, the Catholic Equity Fund posted healthy returns. Over the next few months the economy will have to face rising energy prices and rising short-term interest rates. High quality companies should be able to handle these pressures because the current level of profits and cash flows is quite high, especially at larger companies.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

                The Catholic Equity     The Catholic Equity
        Date      Fund - Class A       Fund - Class A w/load    S&P 500 Index
        ----      --------------       ---------------------    -------------
       5/3/99          $10,000                 $9,597             $10,000
      6/30/99          $10,290                 $9,875             $10,158
      9/30/99           $9,690                 $9,299              $9,523
     12/31/99          $10,855                $10,417             $10,940
    3/31/2000          $11,155                $10,705             $11,191
    6/30/2000          $10,945                $10,504             $10,894
    9/30/2000          $10,965                $10,523             $10,789
   12/31/2000          $10,302                 $9,886              $9,944
    3/31/2001           $9,338                 $8,961              $8,765
    6/30/2001          $10,000                 $9,597              $9,278
    9/30/2001           $8,464                 $8,123              $7,917
   12/31/2001           $9,385                 $9,007              $8,762
    3/31/2002           $9,334                 $8,958              $8,787
    6/30/2002           $8,044                 $7,720              $7,609
    9/30/2002           $6,632                 $6,365              $6,295
   12/31/2002           $7,208                 $6,918              $6,826
    3/31/2003           $6,962                 $6,681              $6,611
    6/30/2003           $8,019                 $7,696              $7,629
    9/30/2003           $8,204                 $7,874              $7,830
   12/31/2003           $9,163                 $8,794              $8,784
    3/31/2004           $9,298                 $8,923              $8,933
    6/30/2004           $9,453                 $9,072              $9,086
    9/30/2004           $9,246                 $8,873              $8,917
   12/31/2004          $10,112                 $9,704              $9,740
    3/31/2005           $9,882                 $9,484              $9,531
    6/30/2005           $9,997                 $9,594              $9,661
    9/30/2005          $10,362                 $9,945             $10,009

                             AVERAGE ANNUAL RETURNS
                               September 30, 2005


                                                                                        Since                 Inception
                                         1 Year                  5 Year               Inception                  Date
                                         ------                  ------               ---------                  ----
Class A (without sales load)              12.07%                 -1.12%                   0.56%                 5/3/99
Class A (with sales load)                 7.62%                  -1.93%                  -0.09%                 5/3/99
S&P 500 Index                             12.25%                 -1.49%                   0.01%                 5/3/99
Class C (without sales load)              11.76%                   n/a                    3.53%                 4/9/02
Class C (with sales load)                 10.76%                   n/a                    3.53%                 4/9/02
S&P 500 Index                             12.25%                 -1.49%                   4.59%                 4/9/02
Class I                                   12.41%                   n/a                    3.66%                 4/3/02
S&P 500 Index                             12.25%                 -1.49%                   4.37%                 4/3/02


Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fees and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total return would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions and redemptions.

Class A share performance categories shown for periods prior to 4/3/02 are for the Catholic Equity Fund's predecessor fund, The Catholic Disciplined Capital Appreciation Fund. Class C and I shares were first available on 4/2/02.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance would reflect the maximum contingent sales charge
(CDSC) of 1% terminating one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance maybe lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com

                                                   September 30, 2005
                            Ticker Symbols          Net Asset Values
                            --------------          ----------------
       Equity A                 CTHQX                    $9.93
       Equity C                 CTHSX                    $9.91
       Equity I                 CTHRX                    $9.95

                                TOP 10 HOLDINGS
                               September 30, 2005
                                                                Percentage
                                                                    of
   Rank    Ticker      Security Name                            Net Assets
   ----    ------      -------------                            ----------
     1      XOM        Exxon Mobil Corporation                     3.54%
     2      GE         General Electric Company                    3.16%
     3      MSFT       Microsoft Corporation                       2.10%
     4      C          Citigroup Inc.                              2.08%
     5      JNJ        Johnson & Johnson                           1.97%
     6      BAC        Bank of America Corporation                 1.49%
     7      AIG        American International
                         Group, Inc.                               1.42%
     8      MO         Altria Group, Inc.                          1.36%
     9      PG         The Procter & Gamble Company                1.34%
     10     INTC       Intel Corporation                           1.33%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemptions fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005, to September 30, 2005.

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLES


                                                                                        Expenses Paid
                                    Beginning Account         Ending Account          During Period1<F1>           Annualized
                                     Value (4/1/2005)       Value (9/30/2005)      (4/1/2005 to 9/30/2005)     Expense Ratio2<F2>
                                     ----------------       -----------------       ----------------------     ------------------
Class A Actual                          $1,000.00               $1,048.60                   $3.08                    0.60%
Class A Hypothetical
  (5% return before expenses)           $1,000.00               $1,022.06                   $3.04                    0.60%
Class C Actual                          $1,000.00               $1,067.90                   $4.41                    0.85%
Class C Hypothetical
  (5% return before expenses)           $1,000.00               $1,020.81                   $4.31                    0.85%
Class I Actual                          $1,000.00               $1,050.70                   $1.80                    0.35%
Class I Hypothetical
  (5% return before expenses)           $1,000.00               $1,023.31                   $1.78                    0.35%


1<F1> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).
2<F2> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers for each class of Fund shares, thereby decreasing the expense ratios for Class A from 0.95% to 0.60%, Class C from 1.20% to 0.85%, and Class I from 0.70% to 0.35%.

                         ALLOCATION OF PORTFOLIO ASSETS
                (Calculated as a Percentage of Net Assets1<F3>)

     Financials2<F4>                                            19.70%
     Information Technology2<F4>                                14.95%
     Health Care2<F4>                                           13.16%
     Industrials2<F4>                                           10.87%
     Consumer Discretionary2<F4>                                10.52%
     Energy2<F4>                                                10.09%
     Consumer Staples2<F4>                                       9.51%
     Utilities2<F4>                                              3.58%
     Telecommunication Services2<F4>                             3.05%
     Materials2<F4>                                              2.82%
     Futures Contracts                                           1.86%
     FHLB Discount Note                                          1.62%
     U.S. Treasury Bill                                          0.12%

1<F3>     Total Net Assets on September 30, 2005 were $39,795,382
2<F4>     Sectors based on Global Industry Classification Standard (GICS(R))

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
                                                        THE CATHOLIC EQUITY FUND

Common Stocks (98.25%)                            Shares             Value
----------------------                            ------             -----
Consumer Discretionary - 10.52%
Apollo Group, Inc. - Class A (a)<F5>                500             $33,195
AutoNation, Inc. (a)<F5>                            650              12,980
AutoZone, Inc. (a)<F5>                              175              14,569
Bed Bath & Beyond Inc. (a)<F5>                    1,015              40,783
Best Buy Co., Inc.                                1,450              63,118
Big Lots, Inc. (a)<F5>                              300               3,297
The Black & Decker Corporation                      300              24,627
Brunswick Corporation                               300              11,319
Carnival Corporation                              1,550              77,469
Centex Corporation                                  500              32,290
Circuit City Stores, Inc.                           600              10,296
Clear Channel Communications, Inc.                1,875              61,669
Coach, Inc. (a)<F5>                               1,300              40,768
Comcast Corporation - Class A (a)<F5>             7,752             227,754
Cooper Tire & Rubber Company                        200               3,054
Dana Corporation                                    500               4,705
Darden Restaurants, Inc.                            500              15,185
Delphi Corporation                                1,800               4,968
Dillard's Inc. - Class A                            200               4,176
Dollar General Corporation                        1,150              21,091
Dow Jones & Company, Inc.                           200               7,638
DR Horton, Inc.                                   1,000              36,220
Eastman Kodak Company                             1,050              25,546
eBay Inc. (a)<F5>                                 3,900             160,680
Family Dollar Stores, Inc.                          600              11,922
Federated Department Stores, Inc.                   945              63,192
Ford Motor Company                                6,400              63,104
Fortune Brands, Inc.                                550              44,731
Gannett Co., Inc.                                   850              58,505
The Gap, Inc.                                     2,000              34,860
General Motors Corporation                        2,015              61,679
Genuine Parts Company                               600              25,740
The Goodyear Tire & Rubber Company (a)<F5>          600               9,354
H&R Block, Inc.                                   1,180              28,296
Harley-Davidson, Inc.                               950              46,018
Harrah's Entertainment, Inc.                        600              39,114
Hasbro, Inc.                                        600              11,790
Hilton Hotels Corporation                         1,150              25,668
The Home Depot, Inc.                              7,550             287,957
International Game Technology                     1,200              32,400
The Interpublic Group
  of Companies, Inc. (a)<F5>                      1,450              16,878
J.C. Penney Company, Inc. - Holding Company         850              40,307
Johnson Controls, Inc.                              630              39,091
Jones Apparel Group, Inc.                           400              11,400
KB HOME                                             300              21,960
Knight-Ridder, Inc.                                 200              11,736
Kohl's Corporation (a)<F5>                        1,215              60,969
Leggett & Platt, Incorporated                       650              13,130
Limited Brands                                    1,250              25,537
Liz Claiborne, Inc.                                 400              15,728
Lowe's Companies, Inc.                            2,740             176,456
Marriott International, Inc. - Class A              650              40,950
Mattel, Inc.                                      1,450              24,186
Maytag Corporation                                  300               5,478
McDonald's Corporation                            4,450             149,031
The McGraw-Hill Companies, Inc.                   1,300              62,452
Meredith Corporation                                100               4,989
The New York Times Company - Class A                500              14,875
Newell Rubbermaid Inc.                              940              21,291
News Corporation - Class A                        8,600             134,074
NIKE, Inc. - Class B                                650              53,092
Nordstrom, Inc.                                     800              27,456
Office Depot, Inc. (a)<F5>                        1,150              34,155
OfficeMax Inc.                                      200               6,334
Omnicom Group Inc.                                  650              54,360
Pulte Homes, Inc.                                   800              34,336
RadioShack Corporation                              500              12,400
Reebok International Ltd.                           200              11,314
Sears Holdings Corporation (a)<F5>                  354              44,045
The Sherwin-Williams Company                        400              17,628
Snap-On, Inc.                                       200               7,224
The Stanley Works                                   300              14,004
Staples, Inc.                                     2,575              54,899
Starbucks Corporation (a)<F5>                     1,350              67,635
Starwood Hotels & Resorts Worldwide, Inc.           750              42,878
Target Corporation                                3,145             163,320
Tiffany & Co.                                       500              19,885
Time Warner Inc.                                 16,500             298,815
The TJX Companies, Inc.                           1,665              34,099
Tribune Company                                     950              32,196
Univision Communications
  Inc. - Class A (a)<F5>                            850              22,551
V.F. Corporation                                    300              17,391
Viacom Inc. - Class B                             5,600             184,856
Visteon Corporation                                 500               4,890
The Walt Disney Company                           7,050             170,116
Wendy's International, Inc.                         400              18,060
Whirlpool Corporation                               200              15,154
Yum! Brands, Inc.                                 1,050              50,831
                                                                -----------
                                                                  4,186,169
                                                                -----------
Consumer Staples - 9.51%
Alberto-Culver Company                              300              13,425
Albertson's, Inc.                                 1,250              32,062
Altria Group, Inc.                                7,350             541,768
Anheuser-Busch Companies, Inc.                    2,700             116,208
Archer-Daniels-Midland Company                    2,250              55,485
Avon Products, Inc.                               1,700              45,900
Brown-Forman Corporation - Class B                  300              17,862
Campbell Soup Company                               650              19,337
The Clorox Company                                  575              31,935
The Coca-Cola Company                             7,305             315,503
Coca-Cola Enterprises, Inc.                       1,050              20,475
Colgate-Palmolive Company                         1,850              97,661
ConAgra Foods, Inc.                               1,840              45,540
Constellation Brands,
  Inc. - Class A (a)<F5>                            700              18,200
Costco Wholesale Corporation                      1,650              71,099
CVS Corporation                                   2,900              84,129
General Mills, Inc.                               1,250              60,250
The Gillette Company                              3,165             184,203
H.J. Heinz Company                                1,250              45,675
Hershey Foods Corporation                           600              33,786
Kellogg Company                                     950              43,824
Kimberly-Clark Corporation                        1,700             101,201
The Kroger Co. (a)<F5>                            2,600              53,534
McCormick & Co., Inc.                               500              16,315
Molson Coors Brewing Company                        200              12,802
The Pepsi Bottling Group, Inc.                      500              14,275
PepsiCo, Inc.                                     5,850             331,754
The Procter & Gamble Company                      8,980             533,951
Reynolds American Inc.                              300              24,906
Safeway Inc.                                      1,550              39,680
Sara Lee Corporation                              2,800              53,060
SUPERVALU INC.                                      500              15,560
Sysco Corporation                                 2,215              69,485
Tyson Foods, Inc.                                   900              16,245
UST Inc.                                            600              25,116
Walgreen Co.                                      3,580             155,551
Wal-Mart Stores, Inc.                             8,800             385,616
Wm. Wrigley Jr. Company                             590              42,409
                                                                -----------
                                                                  3,785,787
                                                                -----------
Energy - 10.09%
Amerada Hess Corporation                            250              34,375
Anadarko Petroleum Corporation                      850              81,387
Apache Corporation                                1,132              85,149
Baker Hughes Incorporated                         1,250              74,600
BJ Services Company                               1,180              42,468
Burlington Resources Inc.                         1,300             105,716
ChevronTexaco Corporation                         7,959             515,186
ConocoPhillips                                    4,928             344,516
Devon Energy Corporation                          1,600             109,824
El Paso Corporation                               2,345              32,596
EOG Resources, Inc.                                 800              59,920
Exxon Mobil Corporation                          22,198           1,410,461
Halliburton Company                               1,750             119,910
Kerr-McGee Corporation                              450              43,700
Kinder Morgan, Inc.                                 300              28,848
Marathon Oil Corporation                          1,297              89,402
Murphy Oil Corp.                                    600              29,922
Nabors Industries, Ltd. (a)<F5>                     600              43,098
National-Oilwell
  Varco Inc. (a)<F5>                                600              39,480
Noble Corporation                                   450              30,807
Occidental Petroleum Corporation                  1,440             123,019
Rowan Companies, Inc.                               400              14,196
Schlumberger Limited                              2,100             177,198
Sunoco, Inc.                                        500              39,100
Transocean Inc. (a)<F5>                           1,150              70,507
Valero Energy Corporation                         1,100             124,366
Weatherford
  International Ltd. (a)<F5>                        500              34,330
The Williams Companies, Inc.                      2,000              50,100
XTO Energy, Inc.                                  1,300              58,916
                                                                -----------
                                                                  4,013,097
                                                                -----------
Financials - 19.70%
ACE Limited                                       1,050              49,424
AFLAC INCORPORATED                                1,790              81,087
The Allstate Corporation                          2,340             129,379
Ambac Financial Group, Inc.                         350              25,221
American Express Company                          4,350             249,864
American International Group, Inc.                9,102             563,960
AmSouth Bancorporation                            1,250              31,575
Aon Corporation                                   1,150              36,892
Apartment Investment & Management Company           300              11,634
Archstone-Smith Trust                               700              27,909
Bank of America Corporation                      14,102             593,694
The Bank of New York Company, Inc.                2,700              79,407
BB&T Corporation                                  1,950              76,147
The Bear Stearns Companies Inc.                     390              42,802
Capital One Financial Corporation                 1,050              83,496
The Charles Schwab Corporation                    3,700              53,391
The Chubb Corporation                               700              62,685
Cincinnati Financial Corporation                    651              27,270
CIT Group Inc.                                      700              31,626
Citigroup Inc.                                   18,205             828,692
Comerica Incorporated                               600              35,340
Compass Bancshares, Inc.                            400              18,332
Countrywide Financial Corporation                 2,098              69,192
E*TRADE Financial Corporation (a)<F5>             1,200              21,120
Equity Office Properties Trust                    1,471              48,116
Equity Residential                                1,050              39,742
Fannie Mae                                        3,400             152,388
Federated Investors, Inc. - Class B                 300               9,969
Fifth Third Bancorp                               1,950              71,623
First Horizon National Corporation                  400              14,540
Franklin Resources, Inc.                            550              46,178
Freddie Mac                                       2,450             138,327
Golden West Financial Corporation                   900              53,451
The Goldman Sachs Group, Inc.                     1,650             200,607
The Hartford Financial Services Group, Inc.       1,050              81,028
Huntington Bancshares Incorporated                  850              19,099
Janus Capital Group Inc.                            750              10,837
Jefferson-Pilot Corporation                         500              25,585
JPMorgan Chase & Co.                             12,395             420,562
KeyCorp                                           1,450              46,762
Lehman Brothers Holdings Inc.                       950             110,656
Lincoln National Corporation                        600              31,212
Loews Corporation                                   450              41,584
M&T Bank Corporation                                300              31,713
Marsh & McLennan Companies, Inc.                  1,840              55,918
Marshall & Ilsley Corporation                       750              32,633
MBIA Inc.                                           500              30,310
MBNA Corporation                                  4,400             108,416
Mellon Financial Corporation                      1,450              46,357
Merrill Lynch & Co., Inc.                         3,300             202,455
MetLife, Inc.                                     2,700             134,541
MGIC Investment Corporation                         300              19,260
Moody's Corporation                                 880              44,950
Morgan Stanley                                    3,800             204,972
National City Corporation                         2,050              68,552
North Fork Bancorporation, Inc.                   1,700              43,350
Northern Trust Corporation                          650              32,858
Plum Creek Timber Company, Inc.                     650              24,642
PNC Financial Services Group                      1,050              60,921
Principal Financial Group, Inc.                     950              45,002
The Progressive Corporation                         650              68,101
ProLogis                                            900              39,879
Providian Financial
  Corporation (a)<F5>                             1,000              17,680
Prudential Financial, Inc.                        1,850             124,986
Public Storage, Inc.                                300              20,100
Regions Financial Corporation                     1,652              51,410
Safeco Corporation                                  400              21,352
Simon Property Group, Inc.                          690              51,143
SLM Corporation                                   1,475              79,119
Sovereign Bancorp, Inc.                           1,300              28,652
The St. Paul Travelers Companies, Inc.            2,341             105,041
State Street Corporation                          1,150              56,258
SunTrust Banks, Inc.                              1,250              86,813
Synovus Financial Corp.                           1,050              29,106
T. Rowe Price Group, Inc.                           500              32,650
Torchmark Corporation                               400              21,132
U.S. Bancorp                                      6,400             179,712
UnumProvident Corporation                         1,050              21,525
Vornado Realty Trust                                400              34,648
Wachovia Corporation                              5,584             265,743
Washington Mutual, Inc.                           3,095             121,386
Wells Fargo & Company                             5,940             347,906
XL Capital Ltd. - Class A                           500              34,015
Zions Bancorporation                                300              21,363
                                                                -----------
                                                                  7,838,975
                                                                -----------
Health Care - 13.16%
Abbott Laboratories                               6,950             294,680
Aetna Inc.                                        1,000              86,140
Allergan, Inc.                                      765              70,089
AmerisourceBergen Corporation                       657              50,786
Amgen Inc. (a)<F5>                                4,340             345,768
Applera Corporation -
  Applied Biosystems Group                          650              15,106
Bausch & Lomb Incorporated                          200              16,136
Baxter International Inc.                         2,150              85,720
Becton, Dickinson and Company                       850              44,565
Biogen Idec Inc. (a)<F5>                          1,160              45,797
Biomet, Inc.                                        850              29,503
Boston Scientific
  Corporation (a)<F5>                             2,080              48,610
Bristol-Myers Squibb Company                      9,650             232,179
C.R. Bard, Inc.                                     400              26,412
Cardinal Health, Inc.                             2,300             145,912
Caremark Rx, Inc. (a)<F5>                         1,600              79,888
Chiron Corporation (a)<F5>                          350              15,267
CIGNA Corporation                                   500              58,930
Coventry Health Care, Inc. (a)<F5>                  400              34,408
Eli Lilly and Company                             6,000             321,120
Express Scripts, Inc. (a)<F5>                       500              31,100
Fisher Scientific
  International Inc. (a)<F5>                        400              24,820
Forest Laboratories, Inc. (a)<F5>                 2,450              95,476
Genzyme Corporation (a)<F5>                         950              68,058
Gilead Sciences, Inc. (a)<F5>                     1,600              78,016
Guidant Corporation                               1,150              79,223
Hospira, Inc. (a)<F5>                               525              21,509
Humana Inc. (a)<F5>                                 600              28,728
IMS Health Incorporated                             750              18,878
Johnson & Johnson                                12,400             784,672
King Pharmaceuticals, Inc. (a)<F5>                  850              13,073
Laboratory Corporation
  of America Holdings (a)<F5>                       500              24,355
Manor Care, Inc.                                    300              11,523
McKesson Corporation                              2,250             106,763
Medco Health
  Solutions, Inc. (a)<F5>                         1,075              58,942
MedImmune, Inc. (a)<F5>                             850              28,603
Medtronic, Inc.                                   4,230             226,813
Merck & Co. Inc.                                 12,350             336,044
Millipore Corporation (a)<F5>                       200              12,578
Mylan Laboratories Inc.                             800              15,408
PerkinElmer, Inc.                                   500              10,185
Quest Diagnostics Incorporated                      600              30,324
Schering-Plough Corporation                       7,750             163,138
St. Jude Medical, Inc. (a)<F5>                    1,280              59,904
Stryker Corporation                                 980              48,441
Thermo Electron Corporation (a)<F5>                 600              18,540
UnitedHealth Group Incorporated                   4,400             247,280
Waters Corporation (a)<F5>                          400              16,640
Watson Pharmaceuticals,
  Inc. (a)<F5>                                      400              14,644
WellPoint Inc. (a)<F5>                            2,200             166,804
Wyeth                                             6,200             286,874
Zimmer Holdings, Inc. (a)<F5>                       890              61,312
                                                                -----------
                                                                  5,235,684
                                                                -----------
Industrials - 10.87%
3M Co.                                            2,680             196,605
Allied Waste Industries, Inc. (a)<F5>               900               7,605
American Power Conversion Corporation               650              16,835
American Standard Companies, Inc                    600              27,930
Avery Dennison Corporation                          350              18,336
The Boeing Company                                2,900             197,055
Burlington Northern Santa Fe Corporation          1,350              80,730
Caterpillar Inc.                                  2,400             141,000
Cendant Corporation                               3,700              76,368
Cintas Corporation                                  500              20,525
Cooper Industries Ltd. - Class A                    300              20,742
CSX Corporation                                     750              34,860
Cummins Inc.                                        200              17,598
Danaher Corporation                                 800              43,064
Deere & Company                                     850              52,020
Dover Corporation                                   750              30,592
Eaton Corporation                                   500              31,775
Emerson Electric Co.                              1,450             104,110
Equifax Inc.                                        500              17,470
FedEx Corp.                                       1,050              91,486
Fluor Corporation                                   300              19,314
General Dynamics Corporation                        750              89,663
General Electric Company                         37,335           1,257,069
Goodrich Corporation                                400              17,736
Honeywell International Inc.                      3,000             112,500
Illinois Tool Works Inc.                            700              57,631
Ingersoll-Rand Company                            1,200              45,876
ITT Industries, Inc.                                325              36,920
L-3 Communications Holdings, Inc.                   400              31,628
Lockheed Martin Corporation                       1,250              76,300
Masco Corporation                                 1,550              47,554
Monster Worldwide Inc. (a)<F5>                      400              12,284
Navistar International Corporation (a)<F5>          200               6,486
Norfolk Southern Corporation                      1,450              58,812
Northrop Grumman Corporation                      1,214              65,981
PACCAR Inc.                                         625              42,431
Pall Corporation                                    400              11,000
Parker Hannifin Corporation                         400              25,724
Pitney Bowes Inc.                                   850              35,479
R.R. Donnelley & Sons Company                       800              29,656
Raytheon Company                                  1,550              58,931
Robert Half International Inc.                      600              21,354
Rockwell Automation, Inc.                           650              34,385
Rockwell Collins, Inc.                              650              31,408
Ryder System, Inc.                                  200               6,844
Southwest Airlines Co.                            2,400              35,640
Textron Inc.                                        500              35,860
Tyco International Ltd.                           7,100             197,735
Union Pacific Corporation                           915              65,606
United Parcel Service, Inc. - Class B             3,890             268,916
United Technologies Corporation                   3,600             186,624
W.W. Grainger, Inc.                                 300              18,876
Waste Management, Inc.                            1,950              55,790
                                                                -----------
                                                                  4,324,719
                                                                -----------
Information Technology - 14.95%
ADC Telecommunications,Inc. (a)<F5>                 414               9,464
Adobe Systems Incorporated                        1,700              50,745
Advanced Micro Devices, Inc. (a)<F5>              1,400              35,280
Affiliated Computer
  Services, Inc. - Class A (a)<F5>                  400              21,840
Agilent Technologies, Inc. (a)<F5>                1,750              57,312
Altera Corporation (a)<F5>                        1,350              25,798
Analog Devices, Inc.                              1,350              50,139
Andrew Corporation (a)<F5>                          600               6,690
Apple Computer, Inc. (a)<F5>                      2,900             155,469
Applied Materials, Inc.                           5,700              96,672
Applied Micro Circuits
  Corporation (a)<F5>                               900               2,700
Autodesk, Inc.                                      800              37,152
Automatic Data Processing, Inc.                   2,000              86,080
Avaya Inc. (a)<F5>                                1,500              15,450
BMC Software, Inc. (a)<F5>                          750              15,825
Broadcom Corporation -
  Class A (a)<F5>                                   950              44,564
Ciena Corporation (a)<F5>                         1,400               3,696
Cisco Systems, Inc. (a)<F5>                      22,485             403,156
Citrix Systems, Inc. (a)<F5>                        600              15,084
Computer Associates International, Inc.           1,655              46,026
Computer Sciences Corporation (a)<F5>               700              33,117
Compuware Corporation (a)<F5>                     1,400              13,300
Comverse Technology, Inc. (a)<F5>                   750              19,702
Convergys Corporation (a)<F5>                       400               5,748
Corning Incorporated (a)<F5>                      5,150              99,549
Dell Inc. (a)<F5>                                 8,470             289,674
Electronic Arts Inc. (EA) (a)<F5>                 1,100              62,579
Electronic Data Systems Corporation               1,850              41,514
EMC Corporation (a)<F5>                           8,450             109,343
First Data Corporation                            2,729             109,160
Fiserv, Inc. (a)<F5>                                650              29,816
Freescale Semiconductor,
  Inc. - Class B (a)<F5>                          1,442              34,002
Gateway, Inc. (a)<F5>                             1,200               3,240
Hewlett-Packard Company                          10,057             293,664
Intel Corporation                                21,435             528,373
International Business
  Machines Corporation (IBM)                      5,615             450,435
Intuit Inc. (a)<F5>                                 665              29,799
Jabil Circuit, Inc. (a)<F5>                         565              17,470
JDS Uniphase Corporation (a)<F5>                  5,850              12,987
KLA-Tencor Corporation                              650              31,694
Lexmark International, Inc. (a)<F5>                 450              27,473
Linear Technology Corporation                     1,050              39,470
LSI Logic Corporation (a)<F5>                     1,400              13,790
Lucent Technologies Inc. (a)<F5>                 15,650              50,863
Maxim Integrated Products, Inc.                   1,150              49,048
Mercury Interactive Corporation (a)<F5>             300              11,880
Micron Technology, Inc. (a)<F5>                   2,150              28,595
Microsoft Corporation                            32,440             834,681
Molex Incorporated                                  550              14,674
Motorola, Inc.                                    8,730             192,846
National Semiconductor Corporation                1,200              31,560
NCR Corporation (a)<F5>                             700              22,337
Network Appliance, Inc. (a)<F5>                   1,250              29,675
Novell, Inc. (a)<F5>                              1,300               9,685
Novellus Systems, Inc. (a)<F5>                      500              12,540
NVIDIA Corporation (a)<F5>                          600              20,568
Oracle Corporation (a)<F5>                       13,280             164,539
Parametric Technology Corporation (a)<F5>           900               6,273
Paychex, Inc.                                     1,175              43,569
PMC - Sierra, Inc. (a)<F5>                          500               4,405
QLogic Corporation (a)<F5>                          300              10,260
QUALCOMM Inc.                                     5,700             255,075
Sabre Holdings Corporation                          500              10,140
Sanmina-SCI Corporation (a)<F5>                   1,700               7,293
Scientific-Atlanta, Inc.                            500              18,755
Siebel Systems, Inc.                              1,800              18,594
Solectron Corporation (a)<F5>                     3,300              12,903
Sun Microsystems, Inc. (a)<F5>                   12,050              47,236
Symantec Corporation (a)<F5>                      4,217              95,557
Symbol Technologies, Inc.                           750               7,260
Tektronix, Inc.                                     300               7,569
Tellabs, Inc. (a)<F5>                             1,600              16,832
Teradyne, Inc. (a)<F5>                              650              10,725
Texas Instruments Incorporated                    5,700             193,230
Unisys Corporation (a)<F5>                          950               6,308
Xerox Corporation (a)<F5>                         3,400              46,410
Xilinx, Inc.                                      1,250              34,813
Yahoo! Inc. (a)<F5>                               4,380             148,219
                                                                -----------
                                                                  5,949,958
                                                                -----------
Materials - 2.82%
Air Products and Chemicals, Inc.                    750              41,355
Alcoa Inc.                                        3,100              75,702
Allegheny Technologies, Inc.                        300               9,294
Ashland Inc                                         300              16,572
Ball Corporation                                    400              14,696
Bemis Company, Inc.                                 400               9,880
The Dow Chemical Company                          3,400             141,678
E.I. du Pont de Nemours and Company               3,500             137,095
Eastman Chemical Company                            300              14,091
Ecolab Inc.                                         600              19,158
Engelhard Corporation                               400              11,164
Freeport-McMoRan
  Copper & Gold, Inc. - Class B                     600              29,154
Georgia-Pacific Corp.                               950              32,357
Hercules Incorporated (a)<F5>                       400               4,888
International Flavors & Fragrances Inc.             275               9,801
International Paper Company                       1,690              50,362
Louisiana-Pacific Corporation                       400              11,076
MeadWestvaco Corporation                            650              17,953
Monsanto Company                                    950              59,612
Newmont Mining Corporation                        1,550              73,113
Nucor Corporation                                   600              35,394
Pactiv Corporation (a)<F5>                          500               8,760
Phelps Dodge Corporation                            300              38,979
PPG Industries, Inc.                                600              35,514
Praxair, Inc.                                     1,100              52,723
Rohm & Haas Company                                 550              22,622
Sealed Air Corporation (a)<F5>                      300              14,238
Sigma-Aldrich Corporation                           200              12,812
Temple-Inland Inc.                                  400              16,340
United States Steel Corporation                     400              16,940
Vulcan Materials Company                            400              29,684
Weyerhaeuser Company                                850              58,438
                                                                -----------
                                                                  1,121,445
                                                                -----------
Telecommunication Services - 3.05%
Alltel Corporation                                1,390              90,503
AT&T Corp.                                        2,800              55,440
BellSouth Corporation                             6,500             170,950
CenturyTel, Inc.                                    500              17,490
Citizens Communications Company                   1,250              16,937
Qwest Communications
  International Inc. (a)<F5>                      5,400              22,140
SBC Communications Inc.                          11,650             279,251
Sprint Corporation                               10,291             244,720
Verizon Communications Inc.                       9,717             317,649
                                                                -----------
                                                                  1,215,080
                                                                -----------
Utilities - 3.58%
The AES Corporation (a)<F5>                       2,300              37,789
Allegheny Energy, Inc. (a)<F5>                      600              18,432
Ameren Corporation                                  700              37,443
American Electric Power Company, Inc.             1,350              53,595
Calpine Corporation (a)<F5>                       1,700               4,403
CenterPoint Energy, Inc.                          1,100              16,357
Cinergy Corp.                                       700              31,087
CMS Energy Corporation (a)<F5>                      800              13,160
Consolidated Edison, Inc.                           865              41,996
Constellation Energy Group                          600              36,960
Dominion Resources, Inc.                          1,250             107,675
DTE Energy Company                                  590              27,057
Duke Energy Corporation                           3,300              96,261
Dynegy Inc. - Class A (a)<F5>                     1,200               5,652
Edison International                              1,150              54,372
Entergy Corporation                                 750              55,740
Exelon Corporation                                2,400             128,256
FirstEnergy Corp.                                 1,150              59,938
FPL Group, Inc.                                   1,400              66,640
KeySpan Corporation                                 600              22,068
Nicor Inc.                                          200               8,406
NiSource Inc.                                       950              23,037
Peoples Energy Corporation                          100               3,938
PG&E Corporation                                  1,350              52,987
Pinnacle West Capital Corporation                   300              13,224
PPL Corporation                                   1,300              42,029
Progress Energy, Inc.                               850              38,038
Public Service Enterprise Group Incorporated        850              54,706
Sempra Energy                                       950              44,707
The Southern Company                              2,605              93,155
TECO Energy, Inc.                                   700              12,614
TXU Corp.                                           850              95,948
Xcel Energy, Inc.                                 1,450              28,435
                                                                -----------
                                                                  1,426,105
                                                                -----------
     TOTAL COMMON STOCKS
     (COST $33,139,446)                                          39,097,019
                                                                -----------
                                                                -----------
Short-Term                                    Principal
Investments (1.74%)                            Amount               Value
------------------                             ------               -----
FHLB Discount Note,2.650%, 10/03/2005          $643,000            $642,893
U.S. Treasury Bill,3.175%, 12/22/2005            50,000              49,623
     TOTAL SHORT-TERM INVESTMENTS
     (COST $692,516)                                                692,516
                                                                -----------
     TOTAL INVESTMENTS - 99.99%
     (COST $33,831,962)                                          39,789,535
                                                                -----------
     OTHER ASSETS, LESS LIABILITIES - 0.01%                           5,847
                                                                -----------
     TOTAL NET ASSETS - 100.00%                                 $39,795,382
                                                                -----------
                                                                -----------
(a)<F5>  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
SEPTEMBER 30, 2005
                                                        THE CATHOLIC EQUITY FUND


                                                                                                              Unrealized
Futures Contracts Purchased                                                         Contracts                Depreciation
---------------------------                                                         ---------                ------------
S&P 500 Index Futures Contracts
  Expiring December 2005 (Underlying Face Amount at
  Value $308,575)                                                                        1                      $(3,550)
S&P 500 Index E-mini Futures Contracts
  Expiring December 2005 (Underlying Face Amount at
  Value $432,005)                                                                        7                       (1,600)
                                                                                                                -------
     TOTAL FUTURES CONTRACTS PURCHASED                                                                          $(5,150)
                                                                                                                -------
                                                                                                                -------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES
                                                              SEPTEMBER 30, 2005

                                                                The Catholic
                                                                 Equity Fund
                                                                 -----------
ASSETS
------
Investments, at cost                                            $33,831,962
                                                                -----------
Investments, at value                                           $39,789,535
Cash                                                                    611
Dividend receivable                                                  45,559
Receivable from broker                                                1,500
Receivable for Fund shares sold                                      12,138
Receivable from Adviser                                               2,849
Other assets                                                         26,635
                                                                -----------
  TOTAL ASSETS                                                   39,878,827
                                                                -----------
LIABILITIES
-----------
Payable for investments purchased                                    17,835
Payable for Fund shares redeemed                                      1,110
Accrued expenses and other liabilities                               64,500
                                                                -----------
  TOTAL LIABILITIES                                                  83,445
                                                                -----------
NET ASSETS                                                      $39,795,382
                                                                -----------
                                                                -----------
NET ASSETS CONSIST OF:
----------------------
Paid in capital                                                 $37,836,579
Undistributed net investment income                                 387,297
Undistributed net realized loss on investments sold and
  futures contracts                                              (4,380,917)
Net unrealized appreciation (depreciation) on:
  Investments                                                     5,957,573
  Futures contracts                                                  (5,150)
                                                                -----------
NET ASSETS                                                      $39,795,382
                                                                -----------
                                                                -----------
CLASS A SHARES
--------------
Net assets                                                       $8,451,198
Shares authorized ($0.001 par value)                            100,000,000(1)
                                                                           <F6>
Shares issued and outstanding                                       851,205
Net asset value, redemption price and minimum offering
  price per share$9.93
Maximum offering price per share ($9.93/0.96)                        $10.34

CLASS C SHARES
--------------
Net assets                                                       $3,519,933
Shares authorized ($0.001 par value)                            100,000,000(1)
                                                                           <F6>
Shares issued and outstanding                                       355,327
Net asset value and offering price per share                          $9.91

CLASS I SHARES
--------------
Net assets                                                      $27,824,251
Shares authorized ($0.001 par value)                            100,000,000(1)
                                                                           <F6>
Shares issued and outstanding                                     2,797,042
Net asset value, redemption price and offering price per share        $9.95

(1)<F6> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS
                                           FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                                                 The Catholic
                                                                 Equity Fund
                                                                 -----------
INVESTMENT INCOME
-----------------
Dividend income                                                    $759,829
Interest income                                                      14,480
Other income                                                            448
                                                                 ----------
  TOTAL INCOME                                                      774,757
                                                                 ----------
EXPENSES
--------
Investment advisory fees                                            185,499
Legal fees                                                           83,163
Transfer agent fees and expenses                                     75,001
Portfolio accounting fees                                            63,392
Advocacy expenses                                                    49,380
Insurance fees                                                       40,192
Federal and state registration fees                                  33,802
Audit fees                                                           24,918
Custody fees                                                         21,776
Printing and postage expenses                                        18,817
Directors' fees and expenses                                          7,527
12b-1 fees - Class A                                                 19,730
12b-1 fees - Class C                                                 25,738
Other                                                                 4,749
                                                                 ----------
  TOTAL EXPENSES                                                    653,684
                                                                 ----------
Less waivers and reimbursements by adviser                         (472,871)
                                                                 ----------
  NET EXPENSES                                                      180,813
                                                                 ----------
NET INVESTMENT INCOME                                               593,944
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain on:
    Investments                                                       9,690
    Futures contracts                                                46,499
Net change in unrealized appreciation (depreciation) on:
    Investments                                                   3,460,848
    Futures contracts                                                (2,535)
                                                                 ----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 3,514,502
                                                                 ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   $4,108,446
                                                                 ----------
                                                                 ----------
The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                        THE CATHOLIC EQUITY FUND

                                                                                     For the Year Ended September 30,
                                                                                    ----------------------------------
                                                                                    2005                          2004
                                                                                    ----                          ----
OPERATIONS
----------
Net investment income                                                             $593,944                      $280,007
Net realized gain (loss) on
  investments and futures contracts                                                 56,189                       (55,313)
Net change in unrealized appreciation on
  investments and futures contracts                                              3,458,313                     3,169,847
                                                                               -----------                   -----------
          CHANGE IN NET ASSETS
          RESULTING FROM OPERATIONS                                              4,108,446                     3,394,541
                                                                               -----------                   -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                                         (78,529)                      (33,289)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                                         (16,732)                      (17,425)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                                        (313,225)                     (165,953)
                                                                               -----------                   -----------
          CHANGE IN NET ASSETS FROM
          DISTRIBUTIONS TO SHAREHOLDERS                                           (408,486)                     (216,667)
                                                                               -----------                   -----------
CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                                              5,329,443                     3,964,509
Net asset value of shares issued to shareholders
  in payment of distributions declared                                             396,620                       211,562
Cost of shares redeemed                                                         (1,661,397)                   (1,563,341)
          CHANGE IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS                                                     4,064,666                     2,612,730
                                                                               -----------                   -----------
          CHANGE IN NET ASSETS                                                  $7,764,626                    $5,790,604
                                                                               -----------                   -----------
NET ASSETS, BEGINNING OF PERIOD                                                $32,030,756                   $26,240,152
                                                                               -----------                   -----------
NET ASSETS, END OF PERIOD                                                      $39,795,382                   $32,030,756
                                                                               -----------                   -----------
UNDISTRIBUTED NET INVESTMENT INCOME                                               $387,297                      $204,866
                                                                               -----------                   -----------
                                                                               -----------                   -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
                                              THE CATHOLIC EQUITY FUND - CLASS A

                                                                       For the Year Ended September 30,
                                            ---------------------------------------------------------------------------------
                                            2005(3)<F9>        2004(3)<F9>        2003(3)<F9>    2002(3)<F9>      2001(3)<F9>
                                            -----------        -----------        -----------    -----------      -----------
NET ASSET VALUE,
  BEGINNING OF YEAR                             $8.95             $7.99              $6.48          $8.43            $10.95

Net investment income (loss)                     0.13              0.08               0.04           0.06             (0.04)(2)<F8>
Net realized and unrealized
  gain (loss) on investments                     0.95              0.93               1.49          (1.83)            (2.45)
                                                -----             -----              -----          -----             -----
          TOTAL FROM
          INVESTMENT OPERATIONS                  1.08              1.01               1.53          (1.77)            (2.49)
                                                -----             -----              -----          -----             -----
Distributions from net
  investment income                             (0.10)            (0.05)             (0.02)            --                --
Distributions from net
  realized gain                                    --                --                 --          (0.18)            (0.03)
                                                -----             -----              -----          -----             -----
          TOTAL DISTRIBUTIONS                   (0.10)            (0.05)             (0.02)         (0.18)            (0.03)
                                                -----             -----              -----          -----             -----
NET ASSET VALUE,
  END OF YEAR                                   $9.93             $8.95              $7.99          $6.48             $8.43
                                                -----             -----              -----          -----             -----
                                                -----             -----              -----          -----             -----
Total return(1)<F7>                             12.07%            12.70%             23.71%        (21.65)%          (22.81)%

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net assets, end of year                    $8,451,198        $6,868,111         $4,683,756     $2,865,775        $4,525,315
Ratio of expenses
  to average net assets:
    Before expense waivers
      and reimbursements                         1.89%             1.94%              2.44%          2.48%             3.05%
    After expense waivers
      and reimbursements                         0.64%(6)<F12>     0.95%              0.95%          1.23%             1.75%
Ratio of net investment income
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                         0.20%            (0.22)%            (0.66)%        (0.94)%           (1.75%)
    After expense waivers
      and reimbursements                         1.45%             0.77%              0.83%          0.31%            (0.45%)
Portfolio turnover rate                          5.31%             1.88%              9.46%(4)<F10> 31.23%(5)<F11>    39.17%



(1)<F7>   Based on net asset value, which does not reflect the sales charge.
(2)<F8> Per share net investment loss has been calculated prior to tax adjustments.
(3)<F9> Information for the periods ended September 30, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through September 30, 2005 reflects the operations of The Catholic Equity Fund. (Note 1)
(4)<F10> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F11> Portfolio turnover reflects the operations of the Catholic Equity Fund for the period April 3, 2002 through September 30, 2002.
(6)<F12> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.95% to 0.60%.

The accompanying Notes to Financial Statements are an integral part of these statements.
                                              THE CATHOLIC EQUITY FUND - CLASS C


                                                                                                                    For the
                                                                For the Year Ended September 30,                  Period Ended
                                                          --------------------------------------------           September 30,
                                                          2005                2004                2003            2002(1)<F13>
                                                          ----                ----                ----            -------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $8.90               $7.96               $6.48               $8.92
                                                          -----               -----               -----               -----
Net investment income                                      0.12                0.05                0.04                0.01
Net realized and unrealized
  gain (loss) on investments                               0.94                0.94                1.48               (2.45)
                                                          -----               -----               -----               -----
          TOTAL FROM
          INVESTMENT OPERATIONS                            1.06                0.99                1.52               (2.44)
                                                          -----               -----               -----               -----
Distributions from net investment income                  (0.05)              (0.05)              (0.04)              --
                                                          -----               -----               -----               -----
          TOTAL DISTRIBUTIONS                             (0.05)              (0.05)              (0.04)              --
                                                          -----               -----               -----               -----
NET ASSET VALUE, END OF PERIOD                            $9.91               $8.90               $7.96               $6.48
                                                          -----               -----               -----               -----
                                                          -----               -----               -----               -----
Total return(2)<F14>                                      11.76%              12.39%              23.69%             (27.47)%(3)
                                                                                                                             <F15>
RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                            $3,519,933          $3,344,454          $3,016,387              $3,432
Ratio of expenses to
  average net assets:
    Before expense waivers
      and reimbursements                                   2.39%               2.44%               2.94%               3.71%(4)
    After expense waivers                                                                                                   <F16>
      and reimbursements                                   0.89%(6)<F18>       1.20%               1.20%               1.20%(4)
Ratio of net investment income                                                                                              <F16>
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                                  (0.30)%             (0.72)%             (1.16)%             (1.84)%(4)
    After expense waivers                                                                                                    <F16>
      and reimbursements                                   1.20%               0.52%               0.58%               0.67%(4)
                                                                                                                            <F16>
Portfolio turnover rate                                    5.31%               1.88%               9.46%(5)<F17>      31.23%(3)
                                                                                                                            <F15>



(1)<F13> Reflects operations for the period from April 9, 2002 (commencement of operation), to September 30, 2002. (Note 1)
(2)<F14> Based on net asset value, which does not reflect the contingent deferred sales charge.
(3)<F15>  Not annualized.
(4)<F16>  Computed on an annualized basis.
(5)<F17> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(6)<F18> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 1.20% to 0.85%.

    The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I


                                                                                                                    For the
                                                                For the Year Ended September 30,                  Period Ended
                                                          --------------------------------------------           September 30,
                                                          2005                2004                2003            2002(1)<F19>
                                                          ----                ----                ----            ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $8.96               $8.00               $6.49               $9.02
                                                          -----               -----               -----               -----
Net investment income                                      0.16                0.09                0.07                0.02
Net realized and unrealized
  gain (loss) on investments                               0.95                0.94                1.49               (2.55)
                                                          -----               -----               -----               -----
          TOTAL FROM
          INVESTMENT OPERATIONS                            1.11                1.03                1.56               (2.53)
                                                          -----               -----               -----               -----
Distributions from net investment income                  (0.12)              (0.07)              (0.05)                 --
                                                          -----               -----               -----               -----
          TOTAL DISTRIBUTIONS                             (0.12)              (0.07)              (0.05)                 --
                                                          -----               -----               -----               -----
NET ASSET VALUE, END OF PERIOD                            $9.95               $8.96               $8.00               $6.49
                                                          -----               -----               -----               -----
                                                          -----               -----               -----               -----
Total return                                              12.41%              12.89%              24.19%             (28.05)%(2)
                                                                                                                             <F20>
RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                           $27,824,251         $21,818,191         $18,540,009          $9,831,101
Ratio of expenses to
  average net assets:
    Before expense waivers
      and reimbursements                                   1.64%               1.69%               2.19%               2.55%(3)
    After expense waivers                                                                                                   <F21>
      and reimbursements                                   0.39%(5)<F23>       0.70%               0.70%               0.70%(3)
Ratio of net investment income                                                                                              <F21>
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                                   0.45%               0.03%              (0.41)%             (0.82)%(3)
    After expense waivers                                                                                                    <F21>
      and reimbursements                                   1.70%               1.02%               1.08%               1.03%(3)
                                                                                                                            <F21>
Portfolio turnover rate                                    5.31%               1.88%               9.46%(4)<F22>      31.23%(2)
                                                                                                                            <F20>


(1)<F19> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002. (Note 1)
(2)<F20>  Not annualized.
(3)<F21>  Computed on an annualized basis.
(4)<F22> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F23> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.70% to 0.35%.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
                                                              SEPTEMBER 30, 2005

1. ORGANIZATION
---------------
The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, the Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Fund shares:
Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesigned as Class A shares effective on March 25, 2002.

Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT").

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board of Directors.
If the event occurs that will affect the value of a Fund's portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the years ended September 30, 2005 and 2004 were as follows:
                                                    Equity Fund
                                    -------------------------------------------
                                         For the                  For the
                                        Year Ended               Year Ended
                                    September 30, 2005       September 30, 2004
                                    ------------------       ------------------
Ordinary Income                          $408,486                 $216,667
Long-term Capital Gains                        --                       --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

As of September 30, 2005, the Fund had net capital loss carryforwards of $3,685,235 that will expire in varying amounts through 2012 ($108,401 in 2006, $9,803 in 2007, $1,691,715 in 2008, $1,135,875 in 2009, $5,488 in 2010, $388,847
in 2011, and $345,106 in 2012). To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations.

As of September 30, 2005, the components of capital on a tax basis were as follows:
                                                                Equity Fund
                                                                -----------
Cost of investments                                             $34,531,653
                                                                -----------
                                                                -----------
Gross unrealized appreciation                                   $ 8,575,815
Gross unrealized depreciation                                    (3,317,933)
                                                                -----------
Net unrealized appreciation/depreciation                        $ 5,257,882
                                                                -----------
                                                                -----------
Undistributed ordinary income                                    $  386,156
Undistributed long-term capital gain                                     --
                                                                -----------
Total distributable earnings                                     $  386,156
                                                                -----------
                                                                -----------
Other accumulated gain/losses                                   $(3,685,235)
                                                                -----------
Total accumulated earnings/losses                               $ 1,958,803
                                                                -----------
                                                                -----------

The Fund designates 100% of dividends declared from net investment income during the fiscal year ended September 30, 2005 as qualified income under Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

For corporate shareholders in the Fund, the percentage of ordinary dividend income distributed for the year ended September 30, 2005, which is designated as qualifying for the dividends-received deduction, is 100% (unaudited).

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the Untied States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------
The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser waived its management fee and/or reimbursed the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 0.60%, 0.85% and 0.35% (effective November 15, 2004, reflecting an increase in expense reimbursement from the previous expense caps of 0.95%, 1.20% and 0.70%) of the average daily net assets of Fund - Class A, Class C and Class I shares, respectively, for the year ended September 30, 2005. While the Adviser's commitment has expired, it is continuing to cap expenses at those amounts. This reimbursement and fee waiver is voluntary, and may be discontinued at any time.

The Adviser has entered into a sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement is as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

For the year ended September 30, 2005, expenses of $472,871 were reimbursed by the Adviser for the Fund. The Adviser may terminate or adjust the waiver and expense reimbursement at any time after September 30, 2005.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets of the Fund - Class A and Class C, respectively, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the year ended September 30, 2005, 12b-1 distribution expenses of $19,730 and $25,738 were paid from Class A and Class C, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of the Fund. The Adviser also received sales charges from the sale of Class A shares of $35,660 for the year ended September 30, 2005. There were no contingent deferred sales charges paid to the Adviser for the redemption of Class C shares during the year ended September 30, 2005. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------
Transactions of shares of the Fund were as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES


                                                         For the Year Ended                     For the Year Ended
                                                         September 30, 2005                     September 30, 2004
                                                   ----------------------------            ----------------------------
                                                   Amount                Shares            Amount                Shares
                                                   ------                ------            ------                ------
Shares sold                                       $1,545,817             162,985          $2,062,903             232,281
Shares issued to holders in
  reinvestment of distributions                       72,993               7,517              32,372               3,658
Shares redeemed                                     (828,294)            (86,835)           (485,188)            (54,555)
                                                    --------             -------          ----------             -------
          NET INCREASE                              $790,516              83,667          $1,610,087             181,384
                                                    --------             -------          ----------             -------
                                                    --------             -------          ----------             -------


THE CATHOLIC EQUITY FUND - CLASS C SHARES


                                                         For the Year Ended                      For the Year Ended
                                                         September 30, 2005                      September 30, 2004
                                                     -------------------------               --------------------------
                                                     Amount             Shares               Amount              Shares
                                                     ------             ------               ------              ------
Shares sold                                         $245,364              21,908            $605,925              69,231
Shares issued to holders in
  reinvestment of distributions                       15,991               1,649              16,727               1,896
Shares redeemed                                     (447,457)            (43,891)           (649,619)            (74,463)
                                                   ---------             -------            --------             -------
          NET INCREASE                             $(186,102)            (20,334)           $(26,967)             (3,336)
                                                   ---------             -------            --------             -------
                                                   ---------             -------            --------             -------

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                                         For the Year Ended                      For the Year Ended
                                                         September 30, 2005                      September 30, 2004
                                                    ----------------------------           ----------------------------
                                                    Amount               Shares            Amount                Shares
                                                    ------               ------            ------                ------
Shares sold                                       $3,538,262             372,855          $1,295,680             148,768
Shares issued to holders in
  reinvestment of distributions                      307,636              31,682             162,463              18,357
Shares redeemed                                     (385,646)            (41,969)           (428,534)            (50,748)
                                                  ----------             -------          ----------             -------
          NET INCREASE                            $3,460,252             362,568          $1,029,609             116,377
                                                  ----------             -------          ----------             -------
                                                  ----------             -------          ----------             -------



5. INVESTMENT TRANSACTIONS
--------------------------
The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the year ended September 30, 2005 were $6,001,850 and $1,928,513, respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in futures contracts for the year ended September 30, 2005 were as follows:
                                                         Equity Fund
                                                ------------------------------
                                                Number of     Aggregate Face
                                                Contracts   Value of Contracts
                                                ---------  -------------------
Outstanding at beginning of year                      5            $504,320
Contracts opened                                     54           4,221,955
Contracts closed                                    (51)         (3,980,545)
                                                    ---          ----------
Outstanding at end of year                            8          $  745,730
                                                    ---          ----------
                                                    ---          ----------

6. GUARANTEES AND INDEMNIFICATIONS
----------------------------------
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                        THE CATHOLIC FUNDS, INC.

To the Board of Directors and Shareholders of The Catholic Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Catholic Funds, Inc. (constituting The Catholic Equity Fund, hereafter referred to as the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
November 17, 2005

DIRECTORS AND OFFICERS (UNAUDITED)
                                                        THE CATHOLIC FUNDS, INC.


                                                                                                   Number of
                                                                                                   Portfolios in     Other
                           Position(s)    Term of Office                                           Complex           Directorships
Name, Address and          Held with      and Length of       Principal Occupation(s)              Overseen by       Held by
Date of Birth              CFI            Time Served         During Past 5 Years                  Director          Director
-------------              ---            -----------         -------------------                  --------          --------
INDEPENDENT DIRECTORS:
----------------------
Thomas A. Bausch, PhD      Director       Indefinite,         Professor of Management,                  1              None
1100 W. Wells St.                         until successor     Marquette University since 1978.
Milwaukee, WI  53233                      elected.
06/06/1938
                                          Since 1999

J. Michael Borden          Director       Indefinite,         Chief Executive Officer,                  1            Trustee,
1100 W. Wells St.                         until successor     HUFCOR since 1978.                                     Jefferson Fund
Milwaukee, WI  53233                      elected.                                                                   Group
12/21/1936                                                                                                           Mutual Funds
                                          Since 1999

Daniel R. Doucette         Director       Indefinite,         President and CEO, Milwaukee              1            None
1100 W. Wells St.                         until successor     Insurance since 1989.
Milwaukee, WI  53233                      elected.
09/03/1949
                                          Since 1999

Amelia E. Macareno         Director       Indefinite,         Senior Vice President, Commercial         1            None
1100 W. Wells St.                         until successor     Lending, Merchants & Manufacturers
Milwaukee, WI  53233                      elected.            Bancorporation, Inc. since 2002.
10/05/1958
                                          Since 2005          Vice President, Correspondent
                                                              Banking, U.S. Bank N.A. (1981 to 2002).

Thomas J. Munninghoff      Director       Indefinite,         CPA-Munninghoff, Lange and Co.            1            None
1100 W. Wells St.                         until successor     (Accounting Firm) since 1983.
Milwaukee, WI  53233                      elected.
08/27/1947
                                          Since 1999

Bernard E. Reidy           Director       Indefinite,         Archbishop's Delegate for Administration  1            None
1100 W. Wells St.                         until successor     and Finance, Archdiocese of New York
Milwaukee, WI  53233                      elected.            since 2000.
03/24/1942
                                          Since 2005

Conrad L. Sobczak          Director       Indefinite,         Retired; President and CEO,               1            None
1100 W. Wells St.                         until successor     Family Health Systems
Milwaukee, WI  53233                      elected.            (1987 to 1998).
10/20/1938
                                          Since 1999
INTERESTED DIRECTORS:
---------------------
Daniel J. Steininger(1)    Director,      Indefinite,         CEO-Catholic Knights                      1            None
1100 W. Wells St.   <F24>  Chairman of    until successor     since 1981.
Milwaukee, WI  53233       the Board      elected.
05/01/1945
                                          Since 1999

Allan G. Lorge(1)<F24>     Director,      Indefinite,         CFO-Catholic Knights                      1            None
1100 W. Wells St.          Vice President,until successor     since 1986.
Milwaukee, WI  53233       Secretary and  elected.
12/09/1949                 Chief Financial
                           Officer        Since 1999
OFFICERS:
---------
Theodore F. Zimmer         President      One year term,      General Counsel-Catholic                  n/a          n/a
1100 W. Wells St.                         subject to election Knights since 1997.
Milwaukee, WI  53233                      by Board of
12/17/1940                                Directors or until
                                          successor is elected.

                                          Since 2002

Russell J. Kafka           Treasurer      One year term,      Vice President-Investments,               n/a          n/a
1100 W. Wells St.                         subject to election Catholic Knights since 1985.
Milwaukee, WI  53233                      by Board of
06/20/1944                                Directors or until
                                          successor is elected.

                                          Since 1999

John M. Koth               Chief          One year term,      Chief Compliance Officer-Catholic         n/a          n/a
1100 W. Wells St.          Compliance     subject to election Financial Services Corporation
Milwaukee, WI  53233       Officer        by Board of         since 2001.
09/27/1964                                Directors or until  Compliance and Operations Director-
                                          successor is        Prudential Financial Services 1999 to 2001.
                                          elected.

                                          Since 2004

Mark K. Forbord            Controller     One year term,      Senior Financial Analyst-                 n/a          n/a
1100 W. Wells St.                         subject to election Catholic Knights since 1995.
Milwaukee, WI  53233                      by Board of
01/21/1954                                Directors or until
                                          successor is elected.

                                          Since 1999


Additional information about the Fund's directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-222-2402.

(1)<F24> Messrs. Steininger and Lorge are considered to be interested persons (as defined in the 1940 Act) of The Catholic Funds, Inc. by virtue of their positions with Catholic Knights and Catholic Financial Services Corporation.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board
Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Amelia Macareno
Thomas Munninghoff
Bernard Reidy
Conrad Sobczak

OFFICERS
--------
Theodore Zimmer, President
Allan Lorge
Vice President, Secretary and
  Chief Financial Officer
Russell Kafka, Treasurer
John Koth, Chief Compliance Officer
Mark Forbord, Controller

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI  53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI  53233

Catholic Order of Foresters
David E. Huber, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL  60566-7012

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

 The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request by calling 1-877-222-2402.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-222-2402, on the Fund's website, www.catholicfunds.com, or on the SEC's website, at www.sec.gov. Information
  ---------------------                              -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available, without charge, on or through the Fund's website, at www.catholicfunds.com, and on the SEC's website, at
                          ---------------------
                                  www.sec.gov.
                                  ------------

 Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file a complete schedule of portfolio holdings with the SEC on
   Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-877-222-2402, on the Fund's website, at www.catholicfunds.com, and on
                                                  ---------------------
 the SEC's website, at www.sec.gov.  You may also review and copy the Form N-Q
                       -----------
for the Fund at the SEC's Public Reference Room in Washington, DC.  You may get
 information about the operation of the Public Reference Room by calling 1-800-
                                   SEC-0330.

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or  disapproved of the Funds as an investment.

                        (THE CATHOLIC EQUITY FUND LOGO)
                   CATHOLIC FINANCIAL SERVICES CORPORATION
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     As of the end of the period covered by this Report on Form N-CSR, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. Thomas Munninghoff, a director of the Registrant since its commencement of operations in 1999, has been determined to be an audit committee financial expert and he is "independent" within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Munninghoff is the President and Audit Principal for the accounting firm of Munninghoff, Lange & Co., with which he has served in various capacities since 1983. Mr. Munninghoff is a Certified Public Accountant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The following table sets forth information as to the fees billed to the Registrant for audit, audit-related, tax and other services and products provided by PricewaterhouseCoopers LLP, the Registrant's principal accountant, for each of the last two fiscal years.

                                      FISCAL YEAR ENDED SEPTEMBER 30,
                                      -------------------------------

                                       2004                    2005
                                       ----                    ----
Audit Fees(1)<F24>                     $20,000                  $21,400
Audit-Related Fees(2)<F25>             $   -0-                  $   -0-
Tax Fees(3)<F26>                       $ 2,275                  $ 3,800
All Other Fees(4)<F27>                 $   -0-                  $   -0-
TOTAL                                  $22,275                  $25,200
                                       -------                  -------
                                       -------                  -------
-----------
(1)<F24> This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
(2)<F25> This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.
(3)<F26> This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For 2004 and 2005, PricewaterhouseCoopers LLP assisted in the preparation of tax returns for the Registrant and also reviewed the Registrant's dividend calculation to assure compliance with Subchapter M of the Internal Revenue Code of 1986.
(4)<F27> This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

     PricewaterhouseCoopers LLP did not bill any amounts over the last two fiscal years for services or products provided to Catholic Financial Services Corporation ("CFSC"), the Registrant's investment advisor, or any entity controlling, controlled by or under common control with CFSC that provides ongoing services for the Registrant.

     The audit committee of the Registrant's Board of Directors selected PricewaterhouseCoopers LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2004 and 2005 before that firm was engaged to provide such services. The audit committee of the Registrant's Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance. No non-audit services were provided to the Registrant with respect to the past two fiscal years pursuant to a waiver from the pre-approval requirement that were subsequently approved by the audit committee under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments in securities of unaffiliated issuers is included in the Registrant's Annual Report to Shareholders dated as of September 30, 2005 provided under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     Not applicable insofar as the Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the Registrant's Board of Directors adopted the resolution disclosed in the Registrant's semi-annual report on Form N-CSR for the period ended March 31, 2004.

ITEM 11.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          ----------------------------------
filing of this Report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this Report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  There were no changes in the
          ---------------------------
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
-----------         ----------------------
12(a)(1)            The Code of Ethics for the Registrant's Principal
                    Executive Officer, Principal Financial Officer, and
                    Principal Accounting Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant's
                    Certified Shareholder Report on Form N-CSR filed on
                    December 2, 2003, and is incorporated herein by reference.

12(a)(2)(A)         Certification of Principal Executive Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(a)(2)(B)         Certification of Principal Financial Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 1st day of December, 2005.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 1st day of December, 2005.

                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------
                                        Theodore F. Zimmer, President (Principal
                                        Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        -------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)